Exhibit 99.1

Semi-Annual Servicer’s Certificate
Appalachian Power Company, as Servicer
Appalachian Consumer Rate Relief Funding LLC

Pursuant to Section 4.01(c)(ii) of the CRR Property Servicing Agreement dated as of November 15, 2013 (the
"Servicing Agreement") between, APPALACHIAN POWER COMPANY, as Servicer and APPALACHIAN CONSUMER
RATE RELIEF FUNDING LLC, the servicer does hereby certify, for the AUGUST 03, 2026 Payment Date (the "current
Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the
Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement of the Indenture, as the context indicates.

	Collection Periods:	February 2026	to	July 2026
	Payment Date:		8/3/26
1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 02/26 collection period (1)		2,914,900.93

ii.	Remittances for the 03/26 collection period		3,130,566.17

iii.	Remittances for the 04/26 collection period		2,707,144.31

iv.	Remittances for the 05/26 collection period		2,374,865.21

v.	Remittances for the 06/26 collection period		2,368,383.98

vi.	Remittances for the 07/26 collection period (2)		2,378,959.92

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		33,525.57

ix.	Investment Earnings on Excess Funds Subaccount		48,141.25

x.	Investment Earnings on General Subaccount		153,225.66

xi.	General Subaccount Balance (sum of i through x above)		16,109,713.00

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		2,874,357.39

xiii.	Capital Subaccount Balance as of Prior Payment Date		1,901,500.00

xiv.	Collection Account Balance (sum of xi through xiii above)		20,885,570.39

2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.	Tranche A-1 Outstanding Amount		0.00
ii.	Tranche A-2 Outstanding Amount		77,475,638.00
iii.	Aggregate Outstanding Amount of all Tranches		77,475,638.00

(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in February 2026

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period

	Exhibit B		Page 1 of 4

3. Required Funding/Payments as of Current Payment Date:

Tranche

i.		Tranche A-1					0.00
ii.		Tranche A-2					15,058,240.00
iii.		For all Tranches					15,058,240.00

		Interest Tranche		Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iv.		Tranche A-1		2.0076%	180	0.00	0.00
v.		Tranche A-2		3.7722%	180	77,475,638.00	1,461,268.01
vi.		For all Tranches					1,461,268.01

						Required Level	Funding Required
vii.		Capital Subaccount				1,901,500.00	0.00

						1,901,500.00	0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.		Trustee Fees and Expenses, Indemnity Amounts(2)					0.00

ii.		Servicing Fee					95,075.00

iii.		Administration Fee					50,000.00

iv.		Operating Expenses					11,228.96

v.		Semi-Annual Interest (including any past-due for prior periods)					1,461,268.01

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment	0.00	$0.00
2.	Tranche A-2 Interest Payment	1,461,268.01	$8.88
		1,461,268.01

vi.		Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

			Per $1000 of Original
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	0.00	$0.00
		0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

(2) Subject to $100,000 cap.

				Exhibit B		Page 2 of 4

vii.		Semi-Annual Principal	15,058,240.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	0.00	$0.00
2.	Tranche A-2 Principal Payment	15,058,240.00	$91.54
		15,058,240.00

viii.	Other Unpaid Operating Expenses		0.00

ix.	Funding of Capital Subaccount		1,901,500.00

x.	Permitted Return to APCo		55,618.86

xi.	Deposit to Excess Funds Subaccount		2,252,639.56

xii.	Released to Issuer upon Retirement of all Consumer Rate Relief Bonds		0.00

xiii.	Aggregate Remittances as of Current Payment Date		20,885,570.39

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.		Tranche A-1 Outstanding Amount	0.00
ii.		Tranche A-2 Outstanding Amount	62,417,398.00
iii.		Aggregate Outstanding Amount of all Tranches	62,417,398.00

iv.		Excess Funds Subaccount Balance	2,252,639.56

v.		Capital Subaccount Balance	1,901,500.00

vi.		Aggregate Collection Account Balance	4,154,139.56

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.		Excess Funds Subaccount	2,922,498.64

ii.		Capital Subaccount	1,935,025.57

iii.		Total Withdrawals	4,857,524.21

7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest

1.		Tranche A-1 Interest Payment	0.00
2.		Tranche A-2 Interest Payment	0.00
			0.00

ii. Semi-annual Principal

1.		Tranche A-1 Principal Payment	0.00
2.		Tranche A-2 Principal Payment	0.00
			0.00

		Exhibit B	Page 3 of 4

8. Shortfalls in Payment of Permitted Return as of Current Payment Date:

i.	Permitted Return		0.00

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 29th day of July, 2026.

			APPALACHIAN POWER COMPANY
			as Servicer
		By:

			/s/ Franz D. Messner
			Name:	Franz D. Messner
			Title:	Assistant Treasurer

		Exhibit B	Page 4 of 4